Stock-Based Compensation - Schedule of Fair Value of Stock Options (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of Stock Options [Line Items]
Expected dividend yield
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Schedule of Fair Value of Stock Options [Line Items]
Risk-free interest rate	3.93%	3.49%	3.75%
Expected term (in years)	9 months 10 days	3 months 7 days	7 months 9 days
Expected volatility	57.49%	57.28%	59.17%
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Schedule of Fair Value of Stock Options [Line Items]
Risk-free interest rate	4.56%	4.56%	4.52%
Expected term (in years)	4 years	4 years	4 years
Expected volatility	58.71%	58.71%	59.95%